Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 10 — LEASES

The Company’s PRC subsidiaries entered into operating lease agreements with landlords to lease office space and warehouse. As of June 30, 2024, the remaining lease terms for office space and warehouse were 0.9 years and 0.5 years respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental discount rate based on the interest rate for three-year government bond as published by China’s central bank in order to discount lease payments to present value. The discount rate of the Company’s operating leases for office space and warehouse were 3.35% and 2.85% respectively. For the years ended June 30, 2024, 2023 and 2022, there was no variable lease cost. For the years ended June 30, 2024, 2023 and 2022, total operating lease expense amounted to $6,004, $432,422 and $582,631 respectively, and amortization of the operating lease right-of-use assets amounted to $595,440, $381,795 and 41,968, respectively. For the year ended June 30, 2024, the interest on lease liabilities amounted to $24,016.

Supplemental balance sheet information related to operating leases was as follows:

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2024	June 30, 2023
Operating lease right-of-use assets	$1,389,734	1,274,479
Operating lease right-of-use assets – accumulated amortization	(1,010,633)	(411,627)
Operating lease right-of-use assets – net	$379,101	862,852

Operating lease liabilities, current	408,001	524,698
Operating lease liabilities, non-current	-	375,056
Total operating lease liabilities,	$408,001	899,754

As of June 30, 2024, maturities of operating lease liabilities were as follows:

Twelve months ending June 30,	June 30, 2024
2025	413,496
Total future minimum lease payments	413,496
Less: Imputed interest	(5,495)
Total	$408,001